Variable Interest Entities - Summary of Consolidated Asset and Liabilities Include VIE Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 1,109,372	$ 106,795	$ 123,633
Receivables, net	338,359	144,555	93,254
Prepaid expenses and other current assets, net	15,740	9,639	4,312
Property and equipment, net	4,589	6,456	7,152
Intangible assets, net	58,663	60,468	71,146
Liabilities
Medical claims and related payables	300,981	162,868	120,705
Accounts payable and accrued expenses	107,599	97,244	67,555
Variable Interest Entity
ASSETS
Cash and cash equivalents	93,835	93,053	23,441
Restricted cash equivalents	14,202	25,032	15,519
Receivables, net	319,178	136,636	76,442
Prepaid expenses and other current assets, net	2,106	5,986	1,708
Property and equipment, net	735	797	687
Intangible assets, net	8,469	8,208	18,388
Other assets, net	17,382	13,343	15,188
Assets held for sale and discontinued operations, net		4,825	8,672
Liabilities
Medical claims and related payables	244,014	97,146	58,221
Accounts payable and accrued expenses	74,941	62,294	36,362
Other liabilities	$ 11,635	10,926	13,813
Liabilities held for sale and discontinued operations		$ 3,682	$ 8,219